Loan Servicing Assets - Key Assumptions Used to Value Mortgage Servicing Rights (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transfers And Servicing [Abstract]
Weighted average remaining life	259 months	264 months
Weighted average discount rate	12.00%	13.00%
Weighted average coupon	4.02%	3.94%
Weighted average prepayment speed	132.00%	150.00%